JPMorgan U.S. Treasury Plus Money Market Fund Annual Fund Operating Expenses - Academy Shares [Member] - JPMorgan U.S. Treasury Plus Money Market Fund - Academy	Feb. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.17%